Capital Stock (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015
Basic earnings per share
Net income before discontinued operations	$ 0.74	$ 0.24	$ 0.12
Income from discontinued operations, net of tax	2.04	1.56	0.00
Total	2.78	1.80	0.12
Diluted earnings per share
Net earnings before discontinued operations	0.63	0.21	0.11
Earnings from discontinued operations, net of tax	1.76	1.35	0.00
Total	$ 2.39	$ 1.56	$ 0.11

[1]	Restated